Deferred and current taxation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Components of the deferred and current taxation
Current tax liabilities	€ 79.8	€ 107.1	€ 66.6
Deferred tax assets	(2.3)	(1.6)	(2.1)
Deferred tax liabilities	671.5	377.1	362.0
Reconciliation of current tax
Liability at beginning of year	107.1	66.6	66.3
Corporation tax charge in year	224.2	125.4	49.4
Tax (paid)	(251.5)	(84.9)	(49.1)
Liability at end of year	79.8	107.1	66.6
Reconciliation of deferred tax
Net liability at beginning of year	375.5	359.9	152.7
Temporary differences on derivatives hedging instruments	268.3	(31.8)	45.7
Temporary differences on property, plant and equipment, net operating losses and other non-derivative items	25.4	47.4	161.5
Net liability at end of year	669.2	375.5	359.9
Tax losses and temporary differences on property, plant and equipment and derivatives
Components of the deferred and current taxation
Deferred tax assets	(2.3)	(1.6)	(2.1)
Temporary differences on property, plant and equipment and derivatives
Components of the deferred and current taxation
Deferred tax liabilities	€ 671.5	€ 377.1	€ 362.0